SCHEDULE II - PARENT COMPANY - Narrative (Details) - Parent - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Nov. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 04, 2019
Condensed Financial Statements, Captions [Line Items]
Repayment of loans from affiliates			$ 0	$ 0	$ 300,000,000
Loans from affiliates			1,900,000,000	1,900,000,000
Proceeds from loans from affiliates			0	1,000,000,000	0
Interest expense, related party			60,000,000	30,000,000	$ 32,000,000
EQH Facility
Condensed Financial Statements, Captions [Line Items]
Line of credit facility, maximum borrowing capacity						$ 900,000,000
Letters of credit			$ 900,000,000	$ 755,000,000
Interest rate			4.30%	0.20%
Term loan, 10 year, 3.23 percent
Condensed Financial Statements, Captions [Line Items]
Repayment of loans from affiliates			$ 1,000,000,000	$ 1,000,000,000
Related party transaction, rate (as a percent)	3.23%
Proceeds from loans from affiliates	$ 1,000,000,000
Debt, term	10 years
EQH-AEL internal debt (one-month LIBOR 1.33%, due 2024)
Condensed Financial Statements, Captions [Line Items]
Proceeds from loans from affiliates		$ 900,000,000
EQH-AEL internal debt (one-month LIBOR 1.33%, due 2024) | LIBOR
Condensed Financial Statements, Captions [Line Items]
Repayment of loans from affiliates			$ 900,000,000	$ 900,000,000
Related party transaction, rate (as a percent)		1.33%